Goodwill and Other Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 9.5	$ 10.0	$ 10.0
Gross carrying amount	156.2	193.7
Accumulated amortization	(59.9)	(64.0)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	8.0
2021	8.0
2022	8.0
2023	8.0
2024	8.0
Accumulated goodwill impairment	241.0	241.0	$ 241.0
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	76.8	93.4
Accumulated amortization	(29.7)	(31.9)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	27.0	35.7
Accumulated amortization	(9.3)	(10.6)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	52.4	64.6
Accumulated amortization	(20.9)	$ (21.5)
Cast Products
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	(23.8)
Gross carrying amount	33.2
Accumulated amortization	(12.7)
Cast Products, Salem Oregon
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4.3
Accumulated amortization	$ (1.0)